Shareholders' equity (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Net income	R$ 4,311,984	R$ 3,153,881	R$ 2,837,422
(-) Non-distributable tax incentives	(440,088)	(340,716)
(-) Constitution of legal reserve	(193,492)	(140,659)
Adjusted net profit	3,678,404	2,672,506
Minimum dividends calculated on the basis of 25% of adjusted profit	919,601	668,127
Distribution based on adjusted profit for the year:
Interest on capital	1,720,000	1,450,000
Dividends	1,379,192
Total dividends and interest on capital proposed and distributed	3,099,192	1,450,000
Withholding income tax (IRRF) on interest on capital	(327,576)	(213,574)
Total dividends and net interest on capital	2,771,616	1,236,426
Distribution based on retained earnings
Proposed and distributed interest on capital	490,000
Interim/additional dividends	410,808	2,050,000
Total dividends (including additional dividends) and net Interest on capital (i)	R$ 3,672,424	R$ 3,286,426